Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2015	Jul. 30, 2015	Feb. 26, 2015	Dec. 31, 2014
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Type	POS AM
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0		0
Entity Public Float				$ 0
Oncor's Management and Board of Directors [Member]
Entity Outstanding Membership Interests		0.22%	0.22%
Oncor Electric Delivery Holdings Company LLC [Member]
Entity Outstanding Membership Interests		80.03%	80.03%
Texas Transmission and Investment LLC [Member]
Entity Outstanding Membership Interests		19.75%	19.75%